Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases

15. Leases

The Company has lease contracts solely for office space with lease terms of between two and five years. Generally, the Company is restricted from assigning and subleasing the leased assets. There are a number of lease contracts that include extension and termination options and variable lease payments, which are discussed further below.

Refer to Note 9 for the carrying amounts of right of use assets recognized and the movements during the year.

The carrying amounts of lease liabilities and the movements during the year are as follows:

	2023	2022
	(in thousands)
	£	£
At January 1	639	371
Re-measurement of liability	4	480
Accretion of interest	29	21
Payments	(270)	(227)
Effect of foreign currency exchange differences	(6)	(6)
At December 31	396	639

Classified as:
Current	206	243
Non-current	190	396
	396	639

The maturity analysis of lease liabilities is as follows:

	2023	2022
	(in thousands)
	£	£
Contractual undiscounted payments
Not later than 1 year	224	272
Later than 1 year and not later than 3 years	164	306
Later than 3 years and not later than 5 years	41	123
Total contractual undiscounted payments	429	701
Less: effect of discounting	(33)	(62)
Discounted lease liabilities	396	639

15. Leases (continued)

The following amounts are recognized in the statements of operations with respect to lease contracts:

	2023	2022	2021
	(in thousands)
	£	£	£
Depreciation expense of right of use assets	212	251	266
Interest expense on lease liabilities (included in administrative expenses)	29	21	18
Total amount recognized in statements of operations	241	272	284

The Company had total net cash outflows for leases of £0.3 million in 2023 (2022: £0.2 million).

The Company has one lease contract with variable payments where the lease costs after the first year of the lease are increased based upon a consumer price index and, therefore, the lease liability for this lease was re-measured at December 31, 2023. All other lease contracts have fixed payments.

The Company has a number of lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased asset portfolio and align it with the Company’s business needs. None of the termination options have been exercised or are expected to be exercised, however, two leases terminated on expiry in 2022. All of the extension options require a market rental review and the lease cost for the extension period will typically be set at the higher of either the current lease cost or the open market lease cost. The Company renewed or extended two lease contracts in 2022, which resulted in a re-measurement of the right of use asset and lease liability of £0.5 million.

Based upon the current lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

	2023	2022
	(in thousands)
	£	£
Extension options not expected to be exercised
Not later than 5 years	256	256
Total	256	256